Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
January 1, 2015~December 31, 2015	$ 1,941
January 1, 2016~December 31, 2016	1,330
January 1, 2017~December 31, 2017	860
January 1, 2018~December 31, 2018	288
January 1, 2019~December 31, 2019	244
January 1, 2020~December 31, 2024	745
Operating Leases, Future Minimum Payments Due	$ 5,408